Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
24. Condensed Financial Information of the Parent Company
CONDENSED BALANCE SHEETS

December 31, Dollars in millions	2025	2024
ASSETS
Cash and due from banks	$4,868	$5,149
Short-term investments	28	26
Other investments	119	96
Loans to:
Banks	300	300
Nonbank subsidiaries	—	—
Total loans	300	300
Investment in subsidiaries:
Banks	19,075	16,770
Nonbank subsidiaries	914	888
Total investment in subsidiaries	19,989	17,658
Accrued income and other assets	756	777
Total assets	$26,060	$24,006
LIABILITIES
Accrued expense and other liabilities	$573	$536
Long-term debt due to:
Subsidiaries	447	444
Unaffiliated companies (a)	4,659	4,850
Total long-term debt	5,106	5,294
Total liabilities	5,679	5,830
SHAREHOLDERS’ EQUITY (b)	20,381	18,176
Total liabilities and shareholders’ equity	$26,060	$24,006

(a)See Note 17 (“Borrowings”) for information regarding contractual rates and maturity dates of debt that is held by the parent company.
(b)See Key’s Consolidated Statements of Changes in Equity.

CONDENSED STATEMENTS OF INCOME

Year ended December 31,
Dollars in millions	2025	2024	2023
INCOME
Dividends from subsidiaries:
Bank subsidiaries	$1,375	$750	$675
Nonbank subsidiaries	—	—	—
Interest income from subsidiaries	16	20	15
Other income	16	14	24
Total income	1,407	784	714
EXPENSE
Interest on long-term debt with subsidiary trusts	30	33	33
Interest on other borrowed funds	317	341	273
Personnel and other expense	84	77	111
Total expense	431	451	417
Income (loss) before income taxes and equity in net income (loss) less dividends from subsidiaries	976	333	297
Income tax (expense) benefit	80	94	95
Income (loss) before equity in net income (loss) less dividends from subsidiaries	1,056	427	392
Equity in net income (loss) less dividends from subsidiaries	773	(588)	575
NET INCOME (LOSS)	$1,829	$(161)	$967

Total other comprehensive income (loss), net of tax (a)	1,510	1,759	1,066
Comprehensive income (loss)	$3,339	$1,598	$2,033

(a) See Key’s Consolidated Statements of Comprehensive Income.
CONDENSED STATEMENTS OF CASH FLOWS

Year ended December 31,
Dollars in millions	2025	2024	2023
OPERATING ACTIVITIES
Net income (loss) attributable to Key	$1,829	$(161)	$967
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in net (income) loss less dividends from subsidiaries	(773)	588	(575)
Other operating activities, net	329	(752)	172
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	1,385	(325)	564
INVESTING ACTIVITIES
Net (increase) decrease in securities available for sale and in short-term and other investments	(26)	(19)	(14)
Advances to subsidiaries	—	(250)	—
Sale or repayments of advances to subsidiaries	—	200	16
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(26)	(69)	2
FINANCING ACTIVITIES
Net proceeds (payments) from issuance of long-term debt	(350)	1,000	—
Repurchase of Treasury Shares	(236)	(28)	(73)
Net proceeds from Scotiabank investment	—	2,771	—
Cash dividends paid	(1,054)	(927)	(912)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,640)	2,816	(985)
NET INCREASE (DECREASE) IN CASH AND DUE FROM BANKS	(281)	2,422	(419)
CASH AND DUE FROM BANKS AT BEGINNING OF YEAR	5,149	2,727	3,146
CASH AND DUE FROM BANKS AT END OF YEAR	$4,868	$5,149	$2,727

KeyCorp paid interest on borrowed funds totaling $244 million in 2025, $215 million in 2024, and $171 million in 2023.